FAIR VALUE MEASUREMENTS - Unobservable inputs for Exchange Note (Details) - Exchange Note - Digital Health Acquisition Corp.	Mar. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares	Nov. 21, 2023 Y $ / shares
Risk free rate
Fair Value Measurements
Measurement input of notes payable	5.46	0.0521	0.0548
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	0.71	0.71	0.61
Implied volatility
Fair Value Measurements
Measurement input of notes payable	1.101	0.95	0.96
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	2.00	2.00	2.00
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.4750	0.4754	0.4917
Probability of completing a business combination by March 31, 2023
Fair Value Measurements
Measurement input of notes payable		0.80	0.80
Probability of completing a business combination by March 31, 2024
Fair Value Measurements
Measurement input of notes payable		0.80
Probability of completing a business combination by June 30, 2024
Fair Value Measurements
Measurement input of notes payable	0.80